Mobad Service Corporation

1441 Ocean Drive
Vero Beach, FL 32963
(772) 234-9999

July 7, 2016

Larry Spirgel
Assistant Director
Celeste M. Murphy
Legal Branch Chief
William Mastrianna
United States
Securities and Exchange Commission
Washington, D. C.  20549

Re:            Mobad Service Corporation
Amendment Number 1 to Registration Statement on Form S-1
Filed July 7, 2016
File No. 333-211958

Dear Mr. Spirgel,

This Amendment Number 2 is being filed because the incorrect Exhibit 10.2 was erroneously filed with Amendment Number 1.  There are no other differences between the first and second amendment.

Very truly yours,

/s/ Rory O'Dare
Rory O'Dare
President